STOCKHOLDERS’ EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
SCHEDULE OF STOCK OPTION ACTIVITY

The summary of option activity for the six months ended June 30, 2023, is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Contractual Life	Total Intrinsic Value
Outstanding at December 31, 2021	3,650,943	$1.24	8.34
Granted	400,000	2.20
Expired	(62,502)	1.25
Forfeited	(62,498)	1.25
Outstanding at December 31, 2022	3,925,943	$1.33	6.06	$-
Granted/forfeited	-	-	-	-
Outstanding at June 30, 2023	3,925,943	1.33	5.56
Exercisable at June 30, 2023	3,479,831	$1.26	5.17	$-

The summary of option activity for the years ended December 31, 2022 and 2021 was as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Contractual Life	Total Intrinsic Value
Outstanding at December 31, 2020	3,800,943	$1.36	8.82
Granted	1,532,500	1.51
Forfeited	(1,682,500)	1.36
Outstanding at December 31, 2021	3,650,943	$1.24	8.34
Granted	400,000	2.20
Expired	(62,502)	1.25
Forfeited	(62,498)	1.25
Outstanding at December 31, 2022	3,925,943	$1.33	6.06	$-
Exercisable at December 31, 2022	3,193,720	$1.20	5.36	$-

SCHEDULE OF OPTIONS OUTSTANDING AND EXERCISABLE

As of June 30, 2023, the Company had the following options outstanding:

Exercise Price	Number of Options Outstanding	Number of Options Exercisable	Weighted Average Remaining Contractual Years	Intrinsic Value
$1.01	1,985,943	1,985,943	3.00	$-
1.25	540,000	533,888	7.66	-
1.37	200,000	200,000	7.14	-
1.75	800,000	520,000	8.41	-
2.20	400,000	240,000	8.95	-
$1.33	3,925,943	3,479,831	5.56	-

As of December 31, 2022, the Company had the following options issued and outstanding:

Exercise Price	Number of Options Outstanding	Number of Options Exercisable	Weighted Average Remaining Contractual Years	Intrinsic Value
$1.01	1,985,943	1,985,943	3.49	$-
1.25	540,000	527,777	8.16	-
1.37	200,000	200,000	7.63	-
1.75	800,000	360,000	8.91	-
2.20	400,000	120,000	9.44	-
$1.33	3,925,943	3,193,720	6.06	$-

SCHEDULE OF WARRANTS OUTSTANDING

	Number	Weighted Average Price
Balance, December 31, 2021	12,144,834	$2.90
Issued pursuant to Unit Purchase Agreement	8,360,147	2.25
Issued	878,398	1.16
Exercised	(300,000)	0.01
Expired	(113,637)	3.00
Cancelled pursuant to FINRA	(578,398)	1.75
Cancelled as part of debt extinguishment	(342,857)	2.25
Balance, December 31, 2022	20,048,487	$2.64
Warrants modified pursuant to debt extinguishment (Note 7)	355,577,447	0.10
Issued pursuant to debt agreements (Note 7)	94,533,358	0.15
Issued pursuant to Hexin Promissory Note (Note 6)	11,250,000	0.13
Exercised	(2,652,159)	0.10
Balance, June 30, 2023	478,757,133	$0.12

	Number	Weighted Average Price
December 31, 2020	3,393,651	$4.63
Issued pursuant to Unit Purchase Agreement	8,521,183	2.25
Issued	230,000	1.39
December 31, 2021	12,144,834	$ 2.90
Issued pursuant to Unit Purchase Agreement	8,360,147	2.25
Issued	878,398	1.16
Exercised	(300,000)	0.01
Expired	(113,637)	3.00
Cancelled pursuant to FINRA	(578,398)	1.75
Cancelled as part of debt extinguishment	(342,857)	2.25
December 31, 2022	20,048,487	$2.64

SCHEDULE OF SHARE BASED STOCK OPTION VALUATION ASSUMPTIONS
	2022	2021
Risk-free interest rate	2.98%	1.09%
Volatility	117.58%	252.08%
Exercise price	$2.20	$1.51
Dividend yield	0%	0%
Forfeiture rate	0%	0%
Expected life (years)	9.95	6.38